Related Parties - (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Frankfurt JV
Related Party Transaction [Line Items]
Revenue from related party	$ 7,100	$ 1,060	$ 19,600	$ 400
Makespace And Clutter
Related Party Transaction [Line Items]
Revenue from related party	$ 7,000	$ 7,500